Stock-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares Anniversaries Installment	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercise prices as percentage of the market value on the date of the grant	100.00%
Total intrinsic value of stock options exercised	$ 6.8	$ 0.1	$ 2.0
Total aggregate intrinsic value of stock options	51.0
Total aggregate intrinsic value of stock option exercisable	$ 29.2
Grant date fair value of stock options granted | $ / shares	$ 9.12	$ 11.71	$ 17.48
Compensation expenses for stock options	$ 7.8	$ 7.4	$ 7.7
Restricted Stock [Member] | LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Portion of restricted stock award vesting on anniversary	0.333%
Eligible age of officer for restricted stock award	55 years
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to stock	$ 31.1
Weighted-average recognition period for unrecognized compensation expense related to stock (years)	2 years 1 month 6 days
Number of anniversaries of grant date upon which restricted stock units vest | Anniversaries	3
Installments in which restricted stock units vest and are converted to common stock | Installment	3
Compensation expense	$ 33.9	34.8	32.6
Total fair value of shares, vested	$ 33.4	35.8	38.1
Restricted Stock Units [Member] | AIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Eligible age of officer for restricted stock award	55 years
Amount of annual incentive award payment participant can elect to defer	50.00%
Additional common stock units for election of deferred annual incentive award, percentage	25.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period	3 years
Stock options term, years	10 years
Unrecognized compensation expense related to stock	$ 1.6
Weighted-average recognition period for unrecognized compensation expense related to stock (years)	2 years
Restricted Stock And Restricted Stock Units [Member] | AIP and LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to stock	$ 0.7
Weighted-average recognition period for unrecognized compensation expense related to stock (years)	1 year 7 months 6 days
Compensation expense	$ 14.8	3.4	6.1
Total fair value of shares, vested	$ 5.2	$ 6.5	$ 6.8